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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2002
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                 August 12, 2002

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $31,157 (thousands)

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc               4.75% Conv '05    032654 AD 7    2,256     2,375,000   Shared-Def    2,3    2,925,000
COMMSCOPE INC                    4% Conv '06       203372 AB 3      968     1,250,000   Shared-Def    2,3,5  1,250,000
COMMSCOPE INC                    4% Conv '06       203372 AB 3      736       950,000   Shared-Def    2,3      850,000
COMMSCOPE INC                    4% Conv '06       203372 AB 3    1,646     2,125,000   Shared-Def    2,3    2,650,000
COMMSCOPE INC                    4% Conv '06       203372 AB 3      387       500,000   Shared-Def    1,2,3    250,000
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    1,835     1,875,000   Shared-Def    2,3,5  1,875,000
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    4,943     5,050,000   Shared-Def    2,3    5,575,000
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8    2,323     2,375,000   Shared-Def    2,3        4,000
HEALTHSOUTH CORP                 3.25% Conv '03    421924 AF 8      587       600,000   Shared-Def    1,2,3    125,000
HILTON HOTELS CORP               5% Conv '06       432848 AL 3    1,580     1,860,000   Shared-Def    2,3    2,250,000
KEY ENERGY SVCS INC              5% '04            492914 AF 3      910     1,000,000   Shared-Def    2,3    1,125,000
KEY ENERGY SVCS INC              5% '04            492914 AF 3       94       104,000   Shared-Def    2,3      127,000
KEY ENERGY SVCS INC              5% '04            492914 AF 3    1,023     1,125,000   Shared-Def    1,2,3    125,000
LSI LOGIC CORP                   4% Conv '05       502161 AE 2    1,056     1,250,000   Shared-Def    2,3,5  1,250,000
LSI LOGIC CORP                   4% Conv '05       502161 AE 2      634       750,000   Shared-Def    2,3      400,000
LSI LOGIC CORP                   4% Conv '05       502161 AE 2    2,113     2,500,000   Shared-Def    2,3    3,125,000
LSI LOGIC CORP                   4% Conv '05       502161 AE 2      422     1,250,000   Shared-Def    1,2,3    225,000
OMNICARE INC                     5% Conv '07       681904 AD 0    1,888     2,000,000   Shared-Def    2,3,5  2,250,000
OMNICARE INC                     5% Conv '07       681904 AD 0    3,515     3,725,000   Shared-Def    2,3    4,225,000
OMNICARE INC                     5% Conv '07       681904 AD 0    1,911     2,025,000   Shared-Def    2,3    4,925,000
OMNICARE INC                     5% Conv '07       681904 AD 0      330       350,000   Shared-Def    1,2,3    350,000
                                                                 31,157